Related parties' transactions (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Relationships with Related Parties

	Six months ended June 30
(thousands of euros)	2019	2018
Short-term benefits	3,064	2,497
Post-employment benefits	53	70
Termination benefits	4,092	—
Share-based payment	2,359	7,566

Total	9,567	10,133

Schedule of Amounts Payable to Related Parties

Statement of the debt towards related parties as of June 30, 2019 is broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Compensation	4,588	940
Pension obligations	166	538

Total	4,754	1,477